Related party balances and transactions (Tables)	12 Months Ended
May 31, 2022
Related Party Transactions [Abstract]
Schedule of Due from (to) related party
Name	Relationship	Nature	May 31, 2022	May 31, 2021
Liao Jinqi	Majority stockholder and CEO of the Company	Advances for operations, no interest, due on demand	$59,961	$(12,187)